Annual Total Returns- Federated Hermes New York Municipal Cash Trust (Cash Series Shares) [BarChart] - Cash Series Shares - Federated Hermes New York Municipal Cash Trust - CS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.02%	0.02%	0.01%	0.02%	0.01%	0.04%	0.47%	0.56%	0.15%